UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07866

Templeton Emerging Markets Income Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   12/31

Date of reporting period: _03/31/18_

Item 1. Schedule of Investments.

TEMPLETON EMERGING MARKETS INCOME FUND

Statement of Investments, March 31, 2018 (unaudited)
	Shares/
	Warrants			Value

Common Stocks and Other Equity Interests 0.1%
Canada 0.0%†
[a,b,c] Platinum Group Metals Ltd., 144A.	488,370			$142,051
Mexico 0.0%†
[a] Corporacion GEO SAB de CV, B	221,287			11,308
[a,d] Corporacion GEO SAB de CV, wts., 12/30/27	346,196			—
				11,308
South Africa 0.1%
[a,d,e] Edcon Holdings Ltd., F wts., 2/20/49	4,375			—
[a,d,e] Edcon Holdings Ltd., F1 wts., 2/20/49	78,291,411			—
[a,d,e] Edcon Holdings Ltd., F2 wts., 2/20/49	6,340,039			—
[a,d,e] K2016470219 South Africa Ltd., A	93,760,463			79,294
[a,d,e] K2016470219 South Africa Ltd., B	161,018,517			136,175
				215,469
United Republic of Tanzania 0.0%
[a,d] Swala (PAEM) Ltd., wts., 1/15/23	662,500			—
Total Common Stocks and Other Equity Interests (Cost $10,162,835)				368,828

	Principal
	Amount*

Convertible Bonds (Cost $4,000,000) 0.5%
Canada 0.5%
[c,d,e] Platinum Group Metals Ltd., cvt., 144A, 6.875%, 7/01/22.	4,000,000			3,203,811
Foreign Government and Agency Securities 70.3%
Argentina 5.4%
Argentine Bonos del Tesoro,
18.20%, 10/03/21	207,832,000		ARS	10,388,903
16.00%, 10/17/23	96,102,000		ARS	4,643,702
senior note, 15.50%, 10/17/26	354,647,000		ARS	17,352,526
				32,385,131
Brazil 8.1%
Letra Tesouro Nacional,
Strip, 7/01/20	36,810	[f]	BRL	9,451,514
Strip, 7/01/21	23,940	[f]	BRL	5,600,979
Nota Do Tesouro Nacional,
10.00%, 1/01/21	15,035	[f]	BRL	4,771,730
10.00%, 1/01/23	411	[f]	BRL	129,586
10.00%, 1/01/25	13,416	[f]	BRL	4,195,236
10.00%, 1/01/27	15,337	[f]	BRL	4,762,522
[g] Index Linked, 6.00%, 8/15/22	9,322	[f]	BRL	9,189,021
[g] Index Linked, 6.00%, 5/15/23	10,763	[f]	BRL	10,748,692
				48,849,280
Colombia 3.5%
Government of Colombia,
senior bond, 7.75%, 4/14/21	2,433,000,000		COP	918,441
senior bond, 4.375%, 3/21/23	164,000,000		COP	55,258
senior bond, 9.85%, 6/28/27	262,000,000		COP	118,431

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

TEMPLETON EMERGING MARKETS INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount*		Value

Foreign Government and Agency Securities (continued)
Colombia (continued)
Titulos de Tesoreria,
B, 5.00%, 11/21/18	565,000,000	COP	$203,207
B, 7.75%, 9/18/30	17,531,000,000	COP	6,866,886
senior bond, B, 11.25%, 10/24/18	2,335,000,000	COP	869,188
senior bond, B, 11.00%, 7/24/20.	1,655,000,000	COP	667,049
senior bond, B, 7.00%, 5/04/22	2,445,000,000	COP	923,139
senior bond, B, 10.00%, 7/24/24.	4,932,000,000	COP	2,123,171
senior bond, B, 7.50%, 8/26/26	16,738,000,000	COP	6,435,963
senior bond, B, 6.00%, 4/28/28	3,627,000,000	COP	1,255,228
senior note, B, 7.00%, 9/11/19	1,585,000,000	COP	585,775
			21,021,736
Croatia 1.4%
[b] Government of Croatia, 144A, 6.75%, 11/05/19	7,920,000		8,402,447
Dominican Republic 2.5%
[h] Government of the Dominican Republic, senior bond, Reg S, 6.85%, 1/27/45	14,000,000		15,116,360
El Salvador 0.5%
[b] Government of El Salvador, 144A, 7.65%, 6/15/35	2,650,000		2,808,059
Ethiopia 1.7%
[b] Government of Ethiopia, 144A, 6.625%, 12/11/24.	10,000,000		10,341,850
Ghana 3.3%
Ghana Treasury Note,
24.25%, 6/11/18	10,040,000	GHS	2,304,306
22.50%, 12/10/18	4,610,000	GHS	1,089,416
17.24%, 11/11/19	50,000	GHS	11,505
16.50%, 2/17/20	1,950,000	GHS	445,842
16.50%, 3/16/20	490,000	GHS	111,629
Government of Ghana,
22.49%, 4/23/18	1,730,000	GHS	392,583
23.47%, 5/21/18	8,220,000	GHS	1,876,328
19.04%, 9/24/18	14,300,000	GHS	3,286,186
24.50%, 10/22/18	5,917,000	GHS	1,401,256
24.50%, 4/22/19	5,300,000	GHS	1,299,648
24.50%, 5/27/19	2,040,000	GHS	503,262
21.00%, 3/23/20	481,000	GHS	117,801
24.50%, 6/21/21	5,670,000	GHS	1,554,092
24.75%, 7/19/21	4,740,000	GHS	1,307,036
18.75%, 1/24/22	540,000	GHS	132,476
16.50%, 2/06/23	6,750,000	GHS	1,560,111
19.75%, 3/25/24	360,000	GHS	94,812
19.00%, 11/02/26	2,930,000	GHS	772,498
senior note, 21.50%, 3/09/20	60,000	GHS	14,747
senior note, 18.25%, 9/21/20	2,210,000	GHS	522,653
senior note, 18.25%, 7/25/22	3,470,000	GHS	846,911
			19,645,098
India 1.1%
Government of India,
senior bond, 7.80%, 5/03/20	68,300,000	INR	1,067,479
senior bond, 8.35%, 5/14/22	20,200,000	INR	321,947
senior note, 7.28%, 6/03/19	2,700,000	INR	41,772
senior note, 8.12%, 12/10/20	51,300,000	INR	809,345
senior note, 7.80%, 4/11/21	91,600,000	INR	1,433,625

|2

TEMPLETON EMERGING MARKETS INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount*			Value

Foreign Government and Agency Securities (continued)
India (continued)
Government of India, (continued)
senior note, 7.16%, 5/20/23	12,700,000		INR	$193,101
senior note, 8.83%, 11/25/23	171,200,000		INR	2,795,281
				6,662,550
Indonesia 6.0%
Government of Indonesia,
senior bond, FR31, 11.00%, 11/15/20	134,139,000,000		IDR	10,938,687
senior bond, FR36, 11.50%, 9/15/19	40,000,000,000		IDR	3,154,376
senior bond, FR39, 11.75%, 8/15/23	1,780,000,000		IDR	160,187
senior bond, FR40, 11.00%, 9/15/25	58,140,000,000		IDR	5,280,751
senior bond, FR42, 10.25%, 7/15/27	2,368,000,000		IDR	212,243
senior bond, FR44, 10.00%, 9/15/24	1,066,000,000		IDR	91,576
senior bond, FR46, 9.50%, 7/15/23.	80,000,000,000		IDR	6,632,768
senior bond, FR48, 9.00%, 9/15/18.	2,961,000,000		IDR	219,736
senior bond, FR53, 8.25%, 7/15/21.	6,465,000,000		IDR	500,536
senior bond, FR56, 8.375%, 9/15/26	70,379,000,000		IDR	5,700,875
senior bond, FR61, 7.00%, 5/15/22.	1,720,000,000		IDR	128,797
senior bond, FR63, 5.625%, 5/15/23	3,071,000,000		IDR	220,704
senior bond, FR70, 8.375%, 3/15/24	8,448,000,000		IDR	672,022
senior note, FR66, 5.25%, 5/15/18	3,553,000,000		IDR	258,610
senior note, FR69, 7.875%, 4/15/19	21,627,000,000		IDR	1,612,401
				35,784,269
Iraq 4.4%
[b] Government of Iraq, 144A, 5.80%, 1/15/28	27,190,000			26,124,968
Kenya 8.0%
Government of Kenya,
[b] senior note, 144A, 6.875%, 6/24/24	30,813,000			32,327,921
[h] senior note, Reg S, 5.875%, 6/24/19	7,200,000			7,404,120
[h] senior note, Reg S, 6.875%, 6/24/24	7,700,000			8,078,571
				47,810,612
Mexico 0.5%
Government of Mexico,
senior note, M, 5.00%, 12/11/19	263,200	[i]	MXN	1,396,063
senior note, M 10, 8.50%, 12/13/18.	257,100	[i]	MXN	1,424,001
				2,820,064
Senegal 4.6%
[b] Government of Senegal, 144A, 6.25%, 7/30/24	26,680,000			27,847,783
Serbia 1.9%
[b] Government of Serbia, senior note, 144A, 7.25%, 9/28/21	10,250,000			11,414,349
Ukraine 7.3%
[b] Government of Ukraine,
144A, 7.75%, 9/01/19	5,855,000			6,091,249
144A, 7.75%, 9/01/20	8,667,000			9,086,483
144A, 7.75%, 9/01/21	3,506,000			3,680,686
144A, 7.75%, 9/01/22	3,406,000			3,559,270
144A, 7.75%, 9/01/23	2,416,000			2,504,244
144A, 7.75%, 9/01/24	1,396,000			1,443,143
144A, 7.75%, 9/01/25	3,176,000			3,259,434
144A, 7.75%, 9/01/26	3,406,000			3,494,386
144A, 7.75%, 9/01/27	3,406,000			3,491,746

|3

TEMPLETON EMERGING MARKETS INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount*		Value
Foreign Government and Agency Securities (continued)
Ukraine (continued)
[b] Government of Ukraine, (continued)
[a,j] 144A, VRI, GDP Linked Security, 5/31/40	10,087,000		$7,062,161
			43,672,802
Zambia 10.1%
[b] Government of Zambia,
144A, 5.375%, 9/20/22	26,070,000		24,871,692
144A, 8.50%, 4/14/24	2,470,000		2,593,537
senior bond, 144A, 8.97%, 7/30/27	31,060,000		32,823,183
			60,288,412
Total Foreign Government and Agency Securities
(Cost $415,674,327)			420,995,770

Quasi-Sovereign and Corporate Bonds 12.9%
Bermuda 0.4%
[b] Digicel Group Ltd., senior note, 144A, 7.125%, 4/01/22	3,300,000		2,616,141
Chile 2.1%
[b] VTR Finance BV, senior secured note, 144A, 6.875%, 1/15/24	12,000,000		12,528,120
Costa Rica 2.5%
[d,e] Reventazon Finance Trust, secured bond, first lien, 144A, 8.00%, 11/15/33	14,011,200		14,936,489
Democratic Republic of the Congo 1.8%
[b] HTA Group Ltd., senior note, 144A, 9.125%, 3/08/22.	10,000,000		10,634,400
Mauritius 1.1%
[b] Liquid Telecommunications Financing PLC., senior secured note, 144A, 8.50%, 7/13/22	6,100,000		6,423,648
Peru 0.0%†
[b] Peru Enhanced Pass-Through Finance Ltd., senior secured bond, A-1, 144A, zero cpn.,
5/31/18	256,267		254,351
South Africa 1.2%
[d,e,k] K2016470219 South Africa Ltd.,
senior secured note, 144A, PIK, 3.00%, 12/31/22	7,106,278		141,044
senior secured note, 144A, PIK, 8.00%, 12/31/22	2,027,735	EUR	73,446
[d,e,k] K2016470260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22	21,399,252		7,039,963
			7,254,453
United Republic of Tanzania 2.1%
[d,e] Swala (PAEM) Ltd., senior note, 144A, 14.50% to 7/15/18, 16.00% to 1/15/19, 17.50% to
7/15/19, 19.00% to 1/15/20, 20.50% to 7/15/20, 23.00% to 1/15/21, thereafter 24.50%,
1/15/23	12,500,000		12,500,000
Zambia 1.7%
[b] First Quantum Minerals Ltd., senior note, 144A, 7.25%, 5/15/22	10,000,000		10,050,000
Total Quasi-Sovereign and Corporate Bonds (Cost $101,433,315)			77,197,602
Total Investments before Short Term Investments
(Cost $531,270,477)			501,766,011

|4

TEMPLETON EMERGING MARKETS INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount*		Value
Short Term Investments 13.0%
Foreign Government and Agency Securities 4.7%
Argentina 1.5%
Letras del Banco Central de la Republica Argentina, Strip, 5/16/18 - 10/17/18	191,745,000	ARS	$8,834,356
Egypt 3.2%
[l] Egypt Treasury Bill,
4/03/18 - 11/06/18	243,600,000	EGP	13,080,182
6/12/18	117,000,000	EGP	6,401,453
			19,481,635
Total Foreign Government and Agency Securities (Cost $29,464,258)			28,315,991
Total Investments before Money Market Funds (Cost $560,734,735)			530,082,002

	Shares

Money Market Funds (Cost $49,741,638) 8.3%
United States 8.3%
[m,n] Institutional Fiduciary Trust Money Market Portfolio, 1.24%	49,741,638		49,741,638
Total Investments (Cost $610,476,373) 96.8%			579,823,640
Other Assets, less Liabilities 3.2%			19,205,748
Net Assets 100.0%			$599,029,388

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At
March 31, 2018, the aggregate value of these securities was $265,877,302, representing 44.4% of net assets.
cSee Note 6 regarding holdings of 5% voting securities.
dFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
eSee Note 5 regarding restricted securities.
fPrincipal amount is stated in 1,000 Brazilian Real Units.
gRedemption price at maturity and coupon payment is adjusted for inflation.
hSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2018, the aggregate value of these securities was $30,599,051, representing 5.1% of net assets.
iPrincipal amount is stated in 100 Mexican Peso Units.
jThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
kIncome may be received in additional securities and/or cash.
lThe security was issued on a discount basis with no stated coupon rate.
mSee Note 7 regarding investments in affiliated management investment companies.
nThe rate shown is the annualized seven-day effective yield at period end.

|5

TEMPLETON EMERGING MARKETS INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

At March 31, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	SCNY	Sell	628,500	$756,927	4/10/18	$—	$(17,010)
Japanese Yen	SCNY	Sell	1,873,240,000	16,792,828	4/10/18	—	(825,263)
Euro	DBAB	Sell	1,649,275	1,984,416	4/12/18	—	(46,795)
Euro	GSCO	Sell	1,220,012	1,491,013	4/16/18	—	(11,956)
Euro	HSBK	Sell	826,000	1,000,571	4/16/18	—	(17,003)
Euro	BOFA	Sell	5,038,070	6,147,453	4/17/18	—	(59,537)
Euro	JPHQ	Sell	565,000	695,148	4/18/18	—	(992)
Euro	MSCO	Sell	907,070	1,121,973	4/19/18	4,287	—
Euro	DBAB	Sell	673,497	828,887	4/23/18	—	(1,229)
Euro	JPHQ	Sell	565,000	695,973	4/23/18	—	(415)
Euro	UBSW	Sell	907,070	1,116,993	4/23/18	—	(1,011)
Euro	DBAB	Sell	1,506,000	1,853,434	4/24/18	—	(2,911)
Euro	BZWS	Sell	1,273,708	1,584,875	4/30/18	14,181	—
Euro	SCNY	Sell	179,416	222,881	4/30/18	1,631	—
Euro	CITI	Sell	358,630	448,001	5/07/18	5,523	—
Mexican Peso	GSCO	Buy	567,741,660	28,762,433	5/14/18	2,241,146	—
Euro	DBAB	Sell	359,450	447,008	5/15/18	3,258	—
Euro	JPHQ	Sell	565,000	709,747	5/21/18	11,933	—
Euro	SCNY	Sell	413,000	518,164	5/21/18	8,081	—
Euro	UBSW	Sell	2,688,465	3,373,567	5/21/18	53,126	—
Euro	DBAB	Sell	673,503	836,692	5/22/18	4,809	—
Euro	BOFA	Sell	802,498	995,820	5/31/18	3,916	—
Euro	BZWS	Sell	1,273,708	1,578,952	5/31/18	4,623	—
Euro	DBAB	Sell	2,265,961	2,806,438	5/31/18	5,664	—
Euro	SCNY	Sell	182,974	226,469	5/31/18	309	—
Australian Dollar	JPHQ	Sell	14,701,000	11,524,114	6/12/18	234,088	—
Australian Dollar	CITI	Sell	9,805,000	7,686,532	6/13/18	156,476	—
Euro	DBAB	Sell	1,649,275	2,045,637	6/13/18	4,841	—
Euro	JPHQ	Sell	565,000	704,145	6/15/18	4,901	—
Euro	GSCO	Sell	1,220,012	1,515,096	6/19/18	4,694	—
Japanese Yen	JPHQ	Sell	2,334,700,000	21,019,888	6/19/18	—	(1,043,905)
Euro	GSCO	Sell	1,222,976	1,514,840	6/20/18	638	—
Euro	UBSW	Sell	2,688,465	3,337,232	6/20/18	8,568	—
Australian Dollar	BOFA	Sell	1,753,000	1,352,615	6/28/18	6,225	—
Euro	BOFA	Sell	802,499	1,002,224	6/29/18	7,876	—
Euro	DBAB	Sell	2,265,071	2,828,971	6/29/18	22,402	—
Japanese Yen	CITI	Sell	624,500,000	5,661,216	7/12/18	—	(250,477)
Japanese Yen	HSBK	Sell	1,620,890,000	14,708,621	7/17/18	—	(640,791)
Mexican Peso	HSBK	Buy	600,000,000	31,527,508	7/30/18	844,436	—
Mexican Peso	DBAB	Buy	366,946,257	19,116,563	8/31/18	581,597	—
Mexican Peso	JPHQ	Buy	105,732,972	5,464,377	9/10/18	202,583	—
Japanese Yen	SCNY	Sell	1,770,880,000	16,366,728	1/22/19	—	(657,186)
Japanese Yen	DBAB	Sell	626,420,000	5,776,171	1/24/19	—	(246,713)
Total Forward Exchange Contracts						$4,441,812	$(3,823,194)
Net unrealized appreciation (depreciation)						$618,618

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

|6

TEMPLETON EMERGING MARKETS INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

At March 31, 2018, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
				Value/
				Unrealized
	Payment	Maturity	Notional	Appreciation
Description	Frequency	Date	Amount	(Depreciation)
Centrally Cleared Swap Contracts
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.310%	Semi-Annual	7/29/25	$53,095,000	$1,431,660
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.432%	Semi-Annual	3/03/27	18,500,000	466,227
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.568%	Semi-Annual	3/13/27	8,500,000	125,866
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.383%	Semi-Annual	4/03/27	8,400,000	192,218
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.752%	Semi-Annual	7/29/45	39,530,000	537,818
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.980%	Semi-Annual	2/20/48	6,230,000	(229,464)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.002%	Semi-Annual	2/22/48	6,230,000	(250,099)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.019%	Semi-Annual	2/23/48	6,230,000	(272,320)
Total Interest Rate Swap Contracts				$2,001,906

See Abbreviations on page 14.

|7

TEMPLETON EMERGING MARKETS INCOME FUND

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Emerging Markets Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time or earlier when the NYSE closes early, on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation

|8

TEMPLETON EMERGING MARKETS INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At March 31, 2018, a market event occurred resulting in a portion of the securities held by the Fund being valued using fair value procedures.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Funds attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business

|9

TEMPLETON EMERGING MARKETS INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

3. DERIVATIVE FINANCIAL INSTRUMENTS (continued)

day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The Fund invests in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

5. RESTRICTED SECURITIES

At March 31, 2018, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933 deemed to be liquid, were as follows:

Principal
Amount/
Shares/				Acquisition
Warrants			Issuer	Date	Cost	Value
4,375			Edcon Holdings Ltd., F wts., 2/20/49	11/27/15	$46	$—
78,291,411			Edcon Holdings Ltd., F1 wts., 2/20/49.	11/27/15	829,537	—
6,340,039			Edcon Holdings Ltd., F2 wts., 2/20/49.	11/27/15	67,176	—
93,760,463			K2016470219 South Africa Ltd., A	5/10/11 - 2/01/17	538,947	79,294
161,018,517			K2016470219 South Africa Ltd., B	5/10/11 - 2/01/17	119,550	136,175
7,106,278			K2016470219 South Africa Ltd., senior secured note, 144A,
			PIK, 3.00%, 12/31/22	2/01/17 - 12/29/17	9,519,340	141,044
2,027,735		EUR	K2016470219 South Africa Ltd., senior secured note, 144A,
			PIK, 8.00%, 12/31/22	2/01/17 - 12/29/17	1,198,759	73,446
21,399,252			K2016470260 South Africa Ltd., senior secured note, 144A,
			PIK, 25.00%, 12/31/22	2/01/17 - 12/29/17	22,940,749	7,039,963
4,000,000	a		Platinum Group Metals Ltd., cvt., 144A, 6.875%, 7/01/22	6/28/17	4,000,000	3,203,811
14,011,200			Reventazon Finance Trust, secured bond, first lien, 144A,
			8.00%, 11/15/33.	12/18/13	14,011,200	14,936,489

|10

TEMPLETON EMERGING MARKETS INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Principal
Amount/
Shares/		Acquisition
Warrants	Issuer	Date	Cost	Value

12,500,000	b Swala (PAEM) Ltd., senior note, 144A, 14.50% to 7/15/18,
	16.00% to 1/15/19, 17.50% to 7/15/19, 19.00% to 1/15/20,
	20.50% to 7/15/20, 23.00% to 1/15/21, thereafter 24.50%,
	1/15/23	1/15/18	$12,500,000	$12,500,000

	Total Restricted Securities (Value is 6.4% of Net Assets)		$65,725,304	$38,110,222

aThe Fund also invests in unrestricted securities of the issuer, valued at $142,051 as of March 31, 2018. bThe Fund also invests in unrestricted securities of the issuer, valued at $— as of March 31, 2018.

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended March 31, 2018, investments in “affiliated companies” were as follows:

	Number of				Number of
	Shares/				Shares/
	Principal				Principal				Net Change in
	Amount Held				Amount Held	Value		Realized	Unrealized
	at Beginning	Gross		Gross	at End	at End Investment		Gain	Appreciation
Name of Issuer	of Period	Additions		Reductions	of Period	of Period	Income	(Loss)	(Depreciation)

Non-Controlled Affiliates
							Dividends
Platinum Group Metals Ltd., 144A	—	488,370	[a]	—	488,370	$142,051	$—	$—	$(45,528)

							Interest
Platinum Group Metals Ltd., cvt., 144A, 6.875%,
7/01/22	4,000,000	—		—	4,000,000	3,203,811	207,014	—	(70,668)
Total Affiliated Securities (Value is 0.6% of Net Assets)						$3,345,862	$207,014	$—	$(116,196)

[a]Gross addition was the result of a corporate action.

7. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended March 31, 2018, the Fund held investments in affiliated management investment companies as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value		Realized	Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Gain	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
1.24%	32,733,354	41,318,570	(24,310,286)	49,741,638	$49,741,638	$121,775	$ —	$ —

|11

TEMPLETON EMERGING MARKETS INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

8. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of March 31, 2018, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2		Level 3		Total
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Mexico	$—	$11,308	$	—[c]		$11,308
South Africa	—	—		215,469	[c]	215,469
All Other Equity Investments.	142,051	—		—[c]		142,051
Convertible Bonds	—	—		3,203,811		3,203,811
Foreign Government and Agency Securities	—	420,995,770		—		420,995,770
Quasi-Sovereign and Corporate Bonds:
Costa Rica	—	—		14,936,489		14,936,489
South Africa	—	—		7,254,453		7,254,453
United Republic of Tanzania.	—	—		12,500,000		12,500,000
All Other Quasi-Sovereign and Corporate
Bonds	—	42,506,660		—		42,506,660
Short Term Investments	49,741,638	28,315,991		—		78,057,629
Total Investments in Securities	$49,883,689	$491,829,729		$38,110,222		$579,823,640

Other Financial Instruments:
Forward Exchange Contracts	$—	$4,441,812		$—		$4,441,812
Swap Contracts.	—	2,753,789		—		2,753,789
Total Other Financial Instruments	$—	$7,195,601		$—		$7,195,601

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$3,823,194		$—		$3,823,194
Swap Contracts.	—	751,883		—		751,883
Total Other Financial Instruments	$—	$4,575,077		$—		$4,575,077

aFor detailed categories, see the accompanying Statement of Investments.
bIncludes common stocks and other equity investments.
cIncludes securities determined to have no value at March 31, 2018.

|12

TEMPLETON EMERGING MARKETS INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. The reconciliation of assets for the three months ended March 31, 2018, is as follows:

												Net Change in
												Unrealized
												Appreciation
								Net	Net			(Depreciation)
	Balance at				Transfer	Transfer		Realized	Unrealized	Balance		on Assets
	Beginning of				Into	Out of	Cost Basis	Gain	Appreciation	at End		Held at
	Period	Purchases		Sales	Level 3[a]	Level 3	Adjustments	(Loss)	(Depreciation)	of Period		Period End
Assets:
Investments in Securities:
Equity Investments[b]
South Africa	$205,925		[c] $ —	$—	$—	$—	$—	$—	$9,544	$215,469	[c]	$9,544
Convertible Bonds	3,274,479	—		—	—	—	—	—	(70,668)	3,203,811		(70,668)
Quasi-Sovereign and Corporate Bonds
Costa Rica	15,489,398	—		—	—	—	—	—	(552,909)	14,936,489		(552,909)
South Africa	12,165	—		—	7,181,007	—	—	—	61,281	7,254,453		61,281
United Republic of Tanzania	—	12,500,000		—	—	—	—	—	—	12,500,000		—
Total	$18,981,967	$12,500,000		$—	$7,181,007	$—	$—	$—	$(552,752)	$38,110,222		$(552,752)

aThe investments were transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs. May include amounts related to a corporate action.
bIncludes common stocks and other equity investments.
cIncludes securities determined to have no value.

Significant unobservable valuation inputs developed by the VC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of March 31, 2018, are as follows:

				Impact to Fair
	Fair Value at			Value if Input
Description	End of Period	Valuation Technique	Unobservable Inputs	Amount Increases[a]
Assets:
Investments in Securities:
		Binomial convertible	Discount for lack of
Convertible Bonds	$3,203,811	bond model	marketability	4.4% Decrease[b]
Quasi-Sovereign and Corporate
Bonds:		Discounted cash flow
Costa Rica	14,936,489	model	Discount rates	2.5% - 12.0% Decrease
			Historical volatility	35.1% Decrease
			Discount rate[c]	7.0% Decrease[d]
All other investments[e]	19,969,922
Total	$38,110,222

aRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
bRepresents a significant impact to fair value but not net assets.
cThe discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS curve, and an incremental credit spread that combines with the first two components to arrive at an 8% yield on issue date for an 8% coupon bond issued at par.
dRepresents a significant impact to fair value and net assets.
eIncludes fair value of immaterial investments developed using various valuation techniques and unobservable inputs. May also include investments with values derived using prior transaction prices or third party pricing information without adjustment for which such inputs are also unobservable.

|13

TEMPLETON EMERGING MARKETS INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

9. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

Abbreviations

Counterparty		Currency		Selected Portfolio
BOFA	Bank of America Corp.	ARS	Argentine Peso	GDP	Gross Domestic Product
BZWS	Barclays Bank PLC	BRL	Brazilian Real	LIBOR	London InterBank Offered Rate
CITI	Citigroup, Inc.	COP	Colombian Peso	PIK	Payment-In-Kind
DBAB	Deutsche Bank AG	EGP	Egyptian Pound	VRI	Value Recovery Instruments
GSCO	The Goldman Sachs Group, Inc.	EUR	Euro
HSBK	HSBC Bank PLC	GHS	Ghanaian Cedi
JPHQ	JP Morgan Chase & Co.	IDR	Indonesian Rupiah
MSCO	Morgan Stanley	INR	Indian Rupee
SCNY	Standard Chartered Bank	MXN	Mexican Peso
UBSW	UBS AG	USD	United States Dollar

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|14

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Emerging Markets Income Fund

By /s/Matthew T. Hinkle

   Matthew T. Hinkle

Chief Executive Officer –

 Finance and Administration

Date May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Matthew T. Hinkle

   Matthew T. Hinkle

Chief Executive Officer –

 Finance and Administration

Date May 24, 2018

By /s/Robert G. Kubilis

   Robert G. Kubilis

   Chief Financial Officer and

    Chief Accounting Officer

Date May 24, 2018